CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Movements in the allowance of credit risk (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements in the allowance of current credit risk
At the beginning of the fiscal year	$ (87)
Additions - Exchange differences	(50)
Additions - Risk of doubtful government bonds results	(16)	$ (1,552)
Reclassifications	(503)
Uses (includes RECPAM)	576	1,465
At the end of the year	(80)	(87)
Movements in the allowance of non-current credit risk
At the beginning of the fiscal year	(1,333)
Additions - Exchange differences	(220)
Additions - Risk of doubtful government bonds results	(42)	(1,945)
Reclassifications	503
Uses (includes RECPAM)	875	612
At the end of the year	$ (217)	$ (1,333)